Taxes (Details) - Schedule of Taxes Payable - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 547,461	$ 263,131
Value added tax payable	12,510	1,627
Other taxes payable	4,655	6,665
Total taxes payable	$ 564,626	$ 271,423